[TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED JULY 30, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2002


Effective July 31, 2002, the TIP Prospectus dated May 1, 2002 is changed as follows:

1. The table appearing after the third paragraph on page 4 is deleted and replaced with the following:

ASSET CLASS                       WEIGHT         BENCHMARK
US Stocks                           25%          Wilshire 5000 Stock Index

Foreign Stocks                      25%          MSCI All Country World Free ex US Index

Absolute Return Strategies          20%          3-month Treasury bills plus 5% per annum

Resource-Related Stocks              5%          Resource-related sectors of MSCI World Index
                                                 75% Energy
                                                 20% Metals and Mining
                                                 5%   Paper and Forest Products

Inflation-Linked Bonds              15%          10-year US Treasury Inflation Protected Security

US Bonds                            10%          Lehman Aggregate Bond Index

NOTE: The self-constructed Multi-Asset Fund Benchmark has changed three times since the TIFF Multi- Asset Fund's inception in order to reflect the directors' evolving thinking on appropriate asset allocation targets. On January 1, 1998, the Foreign Stock segment was reduced from 30% to 25% of the benchmark and the Absolute Return segment was increased from 15% to 20%. On October 1, 1999, the Resource-Related segment was reduced from 10% to 5%, Foreign Bonds were eliminated, US Bonds increased from 15% to 20% and Inflation-Linked Bonds were added to the benchmark at a 5% weight. On January 2, 2001, the US Bonds segment of the benchmark was decreased from 20% to 15% and Inflation-Linked Bonds were increased from 5% to 10%. On July 31, 2002, the Inflation-Linked Bonds segment of the benchmark was increased from 10% to 15% and US Bonds were decreased from 15% to 10%.